Revision on previously issued financial statements - Impact on the consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ (13,534)	$ (1,854)	¥ 88,744	¥ (730,753)
Adjustments for:
Allowance for credit losses	45,705	6,262	9,188	4,803
Deferred income taxes	19,782	2,710	12,695	(69,304)
Amortization and impairment of prepayments to location partners	49,083	6,724	112,465	356,165
Prepayments and other current assets	18,344	2,513	(211,741)	29,642
Accounts and notes payable	(227,277)	(31,136)	(27,376)	139,723
Tax payable	(23,092)	(3,164)	79,211	211,789
Net cash generated from operating activities	¥ (205,669)	$ (28,177)	416,499	708,142
As Previously Reported
Cash flows from operating activities:
Net (loss)/income			87,741	(711,240)
Adjustments for:
Allowance for credit losses			6,680	3,435
Deferred income taxes			12,182	(65,431)
Amortization and impairment of prepayments to location partners			109,968	353,745
Prepayments and other current assets			(212,531)	19,724
Accounts and notes payable			(23,257)	149,258
Tax payable			82,403	192,574
Net cash generated from operating activities			416,499	708,142
Revision Adjustments
Cash flows from operating activities:
Net (loss)/income			1,003	(19,513)
Adjustments for:
Allowance for credit losses			2,508	1,368
Deferred income taxes			513	(3,873)
Amortization and impairment of prepayments to location partners			2,497	2,420
Prepayments and other current assets			790	9,918
Accounts and notes payable			(4,119)	(9,535)
Tax payable			¥ (3,192)	¥ 19,215